Employment - Summary of Average Number of Employees (Detail) - Continuing operations [member] - Employees	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of average number of employees [line items]
Average number of employees	77,446	77,099	80,251
Americas Materials [member]
Disclosure of average number of employees [line items]
Average number of employees	28,272	27,412	28,576
Europe materials [member]
Disclosure of average number of employees [line items]
Average number of employees	25,636	26,785	27,238
Building Products [member]
Disclosure of average number of employees [line items]
Average number of employees	23,538	22,902	24,437